Annual Fund Operating Expenses - Nuveen Nebraska Municipal Bond Fund	Sep. 30, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.88%
Class C1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.33%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.68%
Class C2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.43%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.69%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.68%

[1]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses throughJuly 31, 2022 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.70% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.